UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Indian Creek Asset Management LLC
Address:          1170 Kane Concourse
                  Suite 301
                  Bay Harbor Islands, FL 33154


Form 13F File Number: 028-12137

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gary Siegler
Title:            Authorized Signatory
Phone:            (212) 957-1000

Signature, Place, and Date of Signing:

    /s/ Gary Siegler              New York, New York        February 17, 2009
    ------------------------      ------------------        -----------------
         [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $19,239 (thousands)


List of Other Included Managers:

   None.

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
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                                                        FORM 13F INFORMATION TABLE
                                                                                                                SEC USE ONLY
For Quarter Ended: 12/31/08                      Name of Reporting Manager:  Indian Creek Asset Management LLC

Item 1:                          Item 2 :       Item 3:   Item 4:            Item 5:         Item 6:   Item 7:        Item 8:
Name of Issuer                Title of Class     CUSIP    Market     Share/Prn Share/ Put/  Investment  Other     Voting Authority
                                                          Value        Amount  Prn    Call  Discretion Managers
                                                       (USD)(X$1000)
                                                                                                                Sole    Shared  None
AES CORP.                        COM             00130H105  3,755       455,649  SH            Sole               455,649
BLACKBOARD INC.                  NOTE 3.250% 7/0 091935AA4    401       500,000  SH            Sole               500,000
CREDIT SUISSE ASSET MGMT INC     COM             224916106    332       144,300  SH            Sole               144,300
ECHOSTAR CORP                    CL A            278768106  1,580       106,282  SH            Sole               106,282
EXTERRAN HOLDINGS, INC.          COM             30225X103  1,572        73,793  SH            Sole                73,793
EXTERRAN PARTNERS L.P.           COM UNITS       30225N105    375        33,381  SH            Sole                33,381
FEDERAL MOGUL CORP               COM             313549404    171        40,453  SH            Sole                40,453
GEORGIA GULF CORP                COM PAR $0.01   373200203     19           181  SH   CALL     Sole                   181
GEORGIA GULF CORP                COM PAR $0.01   373200203    364         3,400  SH   CALL     Sole                 3,400
KKR FINANCIAL HLDGS LLC          COM             48248A306  3,295     2,085,333  SH            Sole             2,085,333
MF GLOBAL LTD                    COM             G60642108  1,428       700,000  SH            Sole               700,000
MIRANT CORP                      COM             60467R100  1,178        62,444  SH            Sole                62,444
SPIRIT AEROSYSTEMS  HOLDINGS INC COM CL A        848574109  1,713       168,434  SH            Sole               168,434
TECH DATA CORP                   DBCV 2.750%12/1 878237AE6    593       800,000  SH            Sole               800,000
TENNECO INC                      COM             880349105  1,216       412,252  SH            Sole               412,252
WESTERN ASSET HIGH INCM OPP      COM             95766K109  1,247       313,376  SH            Sole               313,376
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